Staff costs and Directors' remuneration (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Staff Costs

Staff costs	2022 $m	2021 $m	2020 $m
Wages and salaries	1,604	1,315	1,233
Social security costs	117	86	86
Pension and other post-retirement benefits:
Defined benefit plans (note 26)	2	2	3
Defined contribution plans	53	41	36
	1,776	1,444	1,358

Analysed as:
Costs borne by IHG a	646	569	500
Costs borne by the System Fund b	341	304	242
Costs reimbursed	789	571	616
	1,776	1,444	1,358

Summary of Average Number of Employees

Monthly average number of employees, including part-time employees	2022	2021	2020
Employees whose costs are borne by IHG:
Americas	1,556	1,481	1,931
EMEAA	3,711	2,808	4,088
Greater China	336	299	314
Central	1,444	1,425	1,813
	7,047	6,013	8,146
Employees whose costs are borne by the System Fund	5,655	4,508	4,686
Employees whose costs are reimbursed	13,178	11,807	15,980
	25,880	22,328	28,812

Summary of Director's Emoluments	Directors’ remuneration

	2022 $m	2021 $m	2020 $m
Base salaries, fees, annual performance payments and benefits	7.9	8.4	4.2